Summary of Accounting Policies - Additional Information (Details)	Jan. 01, 2025 USD ($)
EBP 002 | Subsequent Event
EBP, Accounting Policy [Line Items]
Employee benefit plan, maximum catch-up contribution amount for employees	$ 11,250